Investment in material joint ventures - Joint venture carrying amount (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Trivium Packaging B.V.
Joint venture
Share of total comprehensive income		$ (42)
Exchange		5
Carrying amount of interest in joint venture - December 31		$ 375	$ 375
Trivium Packaging B.V.
Joint venture
Ownership interest	42.00%	42.00%	42.00%